Segment Reporting - Reconciliation of Total Segment Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total assets	$ 5,384,781	$ 5,019,299
Operating Segments
Segment Reporting Information [Line Items]
Total assets	5,227,538	4,767,758
Operating Segments | Liquefied Natural Gas Segment
Segment Reporting Information [Line Items]
Total assets	4,861,977	4,284,767
Operating Segments | Liquefied Petroleum Gas Segment
Segment Reporting Information [Line Items]
Total assets	326,111	364,164
Operating Segments | Conventional Tankers Segment
Segment Reporting Information [Line Items]
Total assets	39,450	118,827
Unallocated | Cash and cash equivalents
Segment Reporting Information [Line Items]
Total assets	149,014	244,241
Unallocated | Advances to affiliates
Segment Reporting Information [Line Items]
Total assets	$ 8,229	$ 7,300